Plan Description (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Vesting Schedule
The vesting schedule for the Company's discretionary contributions for employees not collectively bargained in the plan is as follows:

Years of Service	Percentage
Less than 1 year	0%
1	15%
2	30%
3	45%
4	60%
5	80%
6	100%